Shareholders' Equity - Schedule of Movement of Warrants (Details) - USD ($)			6 Months Ended	12 Months Ended
		Sep. 20, 2024	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year				$ 104,433
Valuation, Issuance		$ 10,559,739
Valuation, Balance at end of the year			$ 104,433	1,414	$ 104,433
Warrant [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year				104,433
Valuation, Issuance	[1]				10,559,739
Valuation, Exercise	[2]			103,019	3,693,843
Valuation, Fair value changes	[3]		(6,761,463)
Valuation, Balance at end of the year			104,433	1,414	104,433
Series A [Member] | Warrant [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year				$ 32
Share, Balance at beginning of the year (in Shares)				1
Valuation, Issuance	[1]				$ 4,122,940
Share, Issuance (in Shares)	[1]				63
Valuation, Exercise	[2]				$ 918,183
Share, Exercise (in Shares)	[2]				62
Valuation, Fair value changes	[3]		$ (3,204,725)
Share, Fair value changes (in Shares)	[3]
Valuation, Balance at end of the year			$ 32	$ 32	$ 32
Share, Balance at end of the year (in Shares)			1	1	1
Series B [Member] | Warrant [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year				$ 104,401
Share, Balance at beginning of the year (in Shares)				8
Valuation, Issuance	[1]				$ 6,436,799
Share, Issuance (in Shares)	[1]				63
Valuation, Exercise	[2]			$ 103,019	$ 2,775,660
Share, Exercise (in Shares)	[2]			7	55
Valuation, Fair value changes	[3]		$ (3,556,738)
Share, Fair value changes (in Shares)	[3]
Valuation, Balance at end of the year			$ 104,401	$ 1,382	$ 104,401
Share, Balance at end of the year (in Shares)			8	1	8

[1]

On September 20, 2024, the Company issued 63(Pre-consolidations 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

On December 3, 2025, the Company issued and sold 2,441(Pre-consolidations 6,250,000) Class A ordinary shares accompanying warrants of 4,883(Pre-consolidations 12,500,000) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 17,578(Pre-consolidations 45,000,000) Class-A ordinary shares on December 26, 2025.

On May 11, 2026, the Company issued and sold 3,516(Pre-consolidations 9,000,000) Class A ordinary shares accompanying Pre-Funded Warrants of 6,641(Pre-consolidations 16,999,998) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 68,764 (Pre-consolidations 176,034,979) Class-A ordinary shares in May, 2026.

[2]

On November 27, 2024, the holder exchanged a total of 62 Series A warrants (3,998,000 before the splits) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 55(Pre-consolidations 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $2,775,660.

On September 17, 2025, the Holders exercised an aggregate of 7(Pre-consolidations 31,390 ) Series B warrants through an alternative cashless exercise option, and the Company issued 31(Pre-consolidations 79,842) Class A ordinary shares on the same day. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $103,019.

[3]	The number of remaining unexercised Series A warrants and Series B warrants is 1 (Pre-consolidations 80) and 1 (Pre-consolidations 440) respectively. The fair value of these warrants as of June 30, 2026 and 2025 is $1,414 and $104,433, respectively.